Events (unaudited) subsequent to the date of the independent auditor's report	12 Months Ended
Dec. 31, 2024
Denali Capital Acquisition Corp [Member]
Subsequent Event [Line Items]
EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR'S REPORT
NOTE 11 – EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT AUDITOR’S REPORT
On April 2, 2025, the Company received a written letter from the Staff (the “Staff’s Determination”) stating that the Company has not regained compliance with the Listing Rules, and also that the Company is not in compliance with Nasdaq Listing Rule 5450(b)(2)(B) (the “Public Float Rule”), which requires the Company to maintain a minimum of 1,100,000 publicly held shares for continued listing, and the Company’s securities will be delisted from The Nasdaq Global Markets unless the Company requests an appeal of this determination by April 9, 2025. If the Company does not appeal the Staff’s delisting determination by April 9, 2025, trading of the Company’s Class A ordinary shares, warrants and units will be suspended at the opening of business on April 11, 2025, and a Form 25-NSE would be filed with the SEC, which would remove Denali’s securities from listing and registration on Nasdaq. Denali did not appeal the Staff’s delisting determination by April 9, 2025, and the Denali Class A ordinary shares, Public Warrants and Public Units were delisted at the opening of business on April 16, 2025. Trading of the Company’s securities on the OTC Markets commenced shortly after the delisting.

On April 11, 2025, the shareholders of the Company held an extraordinary general meeting of shareholders to consider and vote upon a proposal to amend, by way of special resolution, the amended and restated memorandum and articles of association of the Company to extend the date by which the Company must either (i) consummate a merger, share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses or entities or (ii) cease its operations, except for the purpose of winding up, if it fails to complete such initial business combination and redeem 100% of the Company’s Class A ordinary shares, included as part of the units sold in the Company’s IPO April 11, 2025 to December 11, 2025, by electing to extend the date to consummate an initial business combination on a monthly basis for up to eight (8) times by an additional one month each time, unless the closing of the Company’s initial business combination has occurred, without the need for any further approval of the Company’s shareholders, provided that the Sponsor (or its affiliates or permitted designees or a third party) will deposit into the Trust Account for each such one-month extension $0.02 per public share that remains outstanding and is not redeemed prior to any such one-month extension, unless the closing of the Company’s initial business combination has occurred, in exchange for a non-interest bearing promissory note payable upon consummation of an initial business combination.
In connection with the extraordinary general meeting on April 11, 2025, shareholders holding 708,098 public shares exercised their right to redeem such shares for a pro rata portion of the funds in the Company’s Trust Account. As a result, approximately $8.6 million (approximately $12.17 per share) was removed from the Trust Account to pay such holders. Following redemptions, the Company had 43,739 public shares outstanding.
On April 11, 2025 and May 9, 2025, Scilex deposited an aggregate of $1,750, drawn down from the Extension Scilex Convertible Promissory Note, to the Trust Account to extend the time the Company has to consummate an initial business combination from April 11, 2025 to June 11, 2025. On June 11, 2025, Scilex deposited an additional $874.78, drawn down from the Extension Scilex Convertible Promissory Note, to the Trust Account to extend the time the Company has to consummate an initial business combination to July 11, 2025. On July 11, 2025, Scilex deposited an additional $874.78, drawn down from the Extension Scilex Convertible Promissory Note, to the Trust Account to extend the time the Company has to consummate an initial business combination to August 11, 2025.
On July 22, 2025, the Company entered into Amendment No. 2 to the Merger Agreement with Semnur and Merger Sub (“Amendment No. 2”). Amendment No. 2 amends the Merger Agreement to, among other things, modify the definitions of the “Exchange Ratio” and “Merger Consideration” to facilitate the issuance of additional shares of common stock of Semnur prior to the closing of the Business Combination in connection with any potential private placement financing or for issuance to advisors and other service providers for services rendered and maintain the 1.25-to-1 exchange ratio.
On August 11, 2025, Scilex deposited an additional $874.78, drawn down from the Extension Scilex Convertible Promissory Note, to the Trust Account to extend the time the Company has to consummate an initial business combination to September 11, 2025.